Business Combinations	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Business Combinations [Abstract]
BUSINESS COMBINATIONS
NOTE 5 – BUSINESS COMBINATIONS

Illume Mobile

On July 31, 2012 (“Illume Closing Date”), the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc. Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”), based in Tulsa, Oklahoma. Founded in 1996, Illume Mobile is a mobile business solutions provider that serves mobile products and platforms. Illume Mobile’s initial core business is the development and integration of business applications for mobile environments. The Company accounted for the transaction using the purchase method of accounting and the operating results for Illume Mobile have been consolidated into the Company’s results of operations beginning on August 1, 2012.

In consideration for the business of Illume Mobile, the Company paid $1,000,000, of which $250,000 was paid in cash and $750,000 was paid in the form of 617,284 shares of the Company’s common stock. The Company valued the shares issued in conjunction with the acquisition at $697,531.

Pursuant to the Asset Purchase Agreement, the Company could have been required to make an additional payment (“Earn-Out Payment”) to the seller of up to $500,000 of which 50% would be payable in cash, and 50% would be paid in shares of the common stock of the Company. The value of the shares would be based on the closing price of the Company’s common stock on the one year anniversary of the Illume Closing Date. The Earn-Out Payment, if any, would have been payable within 30 days of the one year anniversary of the Illume Closing Date, July 31, 2013. The fair value of the Earn-Out Payment was calculated to be approximately $107,000 at the Illume Closing Date. At September 30, 2013, the calculated Earn-Out Payment due under the Asset Purchase Agreement was determined to be zero. The adjustment was recorded as a separate component of operating expenses in the unaudited condensed consolidated statement of operations and comprehensive loss as of September 30, 2013. At March 31, 2014 there is $0 accrued for the Earn-Out Payment included in accrued earn out consideration in the unaudited condensed consolidated financial statements.

Apex

On June 4, 2012 (“Closing Date”), pursuant to a Stock Purchase Agreement (“Purchase Agreement”), the Company acquired all of the issued and outstanding shares of Apex, a corporation organized under the laws of the Province of Ontario, Canada. Apex is a provider of wireless mobile work force software solutions. Its suite of products utilizes the latest technologies to empower the mobile worker in many areas including merchandising, sales and delivery; field service; logistics and transportation; and, warehouse management. Its clients are North American companies that are household names whose products and services are used daily to feed, transport, entertain and care for people throughout the world. The Company accounted for the transaction using the purchase method of accounting and the operating results for Apex have been consolidated into the Company’s results of operations beginning on June 5, 2012.

In consideration for the shares of Apex, the Company paid CDN$5,000,000 (US$4,801,000 at the Closing Date) (“Closing Amount”) in cash. The Company may be required to pay up to an undiscounted amount of CDN$3,500,000 (US$3,360,700 at the Closing Date) in consideration for Apex achieving certain levels of adjusted earnings before interest, depreciation, taxes and amortization (“EBITDA”), as defined by the Purchase Agreement, in the period ended July 2013. The fair value of the earn-out (“Apex Earn-Out Payment”) was calculated to be approximately CDN$1,076,000 (US$1,033,000 at the Closing Date). At September 30, 2013, the calculated Apex Earn-Out Payment due under the Purchase Agreement was CDN$341,000 (US$331,000). The seller has disputed the Company’s calculation (see Note 12). The adjustment of CDN$735,000 (US$713,000) was recorded as a separate component of operating expenses in the unaudited condensed consolidated statement of operations and comprehensive loss as of September 30, 2013. As of March 31, 2014, there is CDN$341,000 (US$308,000) recorded as potential additional purchase consideration in the unaudited condensed consolidated financial statements.

As part of the Purchase Agreement, the Company is obligated to pay bonus consideration to the CEO of Apex. Such bonus is considered additional contingent purchase consideration as the Company is obligated to pay the bonus regardless of whether or not the CEO’s employment is retained. The fair value of the bonus was calculated to be approximately CDN$160,000 (US$153,000 at the Closing Date). At March 31, 2014 there is CDN$160,000 (US$144,000) recorded in accrued earn out consideration in the Company’s unaudited condensed consolidated balance sheets.

NOTE 5 – BUSINESS COMBINATIONS

In pursuing our business strategies, we acquire and make investments in certain businesses that meet strategic and financial criteria.

Illume Mobile

On July 31, 2012 (“Illume Closing Date”), the Company consummated an asset purchase agreement (“Asset Purchase Agreement”) with MacroSolve, Inc.  Pursuant to the Asset Purchase Agreement, the Company purchased the business (including substantially all the related assets) of the seller’s Illume Mobile division (“Illume Mobile”), based in Tulsa, Oklahoma.  Founded in 1996, Illume Mobile is a mobile business solutions provider that serves mobile products and platforms.  Illume Mobile’s initial core business is the development and integration of business applications for mobile environments.  The Company accounted for the transaction using the purchase method of accounting and the operating results for Illume Mobile have been consolidated into the Company’s results of operations beginning on August 1, 2012.

In consideration for the business of Illume Mobile, the Company paid $1,000,000, of which $250,000 was paid in cash and $750,000 was paid in the form of 617,284 shares of the Company’s common stock.  The Company valued the shares issued in conjunction with the acquisition at $697,531.

Pursuant to the Asset Purchase Agreement, the Company was required to make an additional payment (“Earn-Out Payment”) to the seller of up to $500,000 of which 50% will be paid in cash, and 50% will be paid in shares of the common stock of the Company.  The value of the shares will be based on the closing price of the Company’s common stock on the one year anniversary of the Illume Closing Date, July 31, 2013.  The fair value of the Earn-Out Payment was calculated to be approximately $107,000 at the Closing Date.  At September 30, 2013, the calculated Earn-Out Payment due under the Asset Purchase Agreement was determined to be zero.  The adjustment was recorded as a separate component of operating expenses in the Company’s Consolidated Statement of Operations and Comprehensive Loss as of December 31, 2013.

The purchase price was allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values on the acquisition date. The following table summarizes the fair value of the Illume Mobile assets acquired and liabilities assumed at July 31, 2012 (in thousands):

                  15
Assets acquired:
Accounts receivable		$16
Other current assets
Property and equipment		26
Intangible assets		630
Goodwill		444
Total assets		1,131

Liabilities assumed:
Accounts payable and other accrued liabilities	39
Unearned revenue		37
Total liabilities assumed		76
Net assets acquired		$1,055

Purchase consideration:
Cash paid at closing		$250
Shares issued at closing	698
Earn out consideration		107
Total purchase consideration		$1,055

Apex Systems Integrators, Inc.

On June 4, 2012 (“Closing Date”), pursuant to a Stock Purchase Agreement (“Purchase Agreement”), the Company acquired all of the issued and outstanding shares of Apex, a corporation organized under the laws of the Province of Ontario, Canada.  Apex is a provider of wireless mobile work force software solutions.  The Company accounted for the transaction using the purchase accounting method of accounting and the operating results for Apex have been consolidated into the Company’s results of operations beginning June 5, 2012.  The Company funded the purchase of Apex through borrowings as further explained below.

In consideration for the shares of Apex, the Company paid CDN$5,000,000 (US$4,801,000 at the Closing Date) (“Closing Amount”) in cash.  The Company was required to pay up to an undiscounted amount of CDN$3,500,000 (US$3,360,700 at the Closing Date) in consideration for Apex achieving certain levels of adjusted earnings before interest, depreciation, taxes and amortization (“EBITDA”), as defined by the Purchase Agreement, in the period ended July 2013.  The fair value of the earn out was calculated to be approximately CDN$1,076,000 (US$1,033,000 at the Closing Date).  At September 30, 2013, the calculated Earn-Out Payment due under the Purchase Agreement was determined to be CDN$341,000 (US$331,000).  The seller has disputed the Company’s calculation (see Note 15).  Accordingly, there is CDN$341,000 (US$319,000) recorded as potential additional purchase consideration in the Company’s consolidated Balance Sheet as of December 31, 2013.  The adjustment of CDN$735,000 (US$713,000) was recorded as a separate component of operating expenses in the Company’s Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2013.

The purchase price was allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair values on the acquisition date. The following table summarizes the fair value of the Apex assets acquired and liabilities assumed at June 4, 2012 (in thousands):

Assets acquired:
Accounts receivable	$243
Due from related party	412
Other current assets	62
Property and equipment	30
Intangible assets	4,466
Goodwill	2,449
Total assets	7,662

Liabilities assumed:
Accounts payable and other accrued liabilities	194
Unearned revenue	297
Deferred tax liability	1,184
Total liabilities assumed	1,675
Net assets acquired	$5,987

Purchase consideration:
Cash paid at closing	$4,801
Accrued earn out consideration	1,186
Total purchase consideration	$5,987

Pro Forma Financial Information (unaudited):

The following summarizes the Company’s unaudited consolidated results of operations for the years ended December 31, 2012 as if the Apex and Illume Mobile acquisitions had occurred on January 1, 2012: (in thousands except per share data):

	December 31,
	2012	2012
	as reported	pro forma

Net sales	$71,501	$73,703
Net loss attributable to common shareholders	(4,820)	(6,887)

Net loss per share - basic and diluted	(0.61)	(0.87)

Included in the pro forma combined results of operations are the following adjustments for Apex: (i) amortization of intangible assets for the year ended December 31, 2012 of $572,000, (ii) a net increase in interest expense for the year ended December 31, 2012 of $291,000.

Included in the pro forma combined results of operations are the following adjustments for Illume Mobile: (i) amortization of intangible assets for the year ended December 31, 2012 of $125,000.  Net loss per share assumes the 325,000 shares issued in connection with the Apex acquisition and the 617,284 shares issued in connection with the Illume Mobile acquisition are outstanding for the period presented (see discussion at Note 5).

The historical financial information of Apex has been extracted for the periods required from the historical financial statements of Apex Systems Integrators, Inc. which were prepared in accordance with U.S. generally accepted accounting principles.  The historical financial information of Illume Mobile has been derived from using internally generated management reports for the periods required.

The unaudited pro forma financial information is not intended to represent or be indicative of the Company’s consolidated results of operations that would have been reported had the Apex and Illume Mobile acquisitions been completed as of the beginning of the period presented, nor should it be taken as indicative of the Company’s future consolidated results of operations.

The combined amounts of Apex and Illume Mobile’s revenue and net loss since the respective acquisition dates included in the Company’s Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2012 were $1.5 million and $1.8 million, respectively.